RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - MARKET RISK (Details) CAD in Millions	6 Months Ended
	Jun. 30, 2016 CAD item	Dec. 31, 2015 CAD
Fair Value Hedges
Fair value hedges | CAD	CAD 0	CAD 0
Maximum
RISK MANAGEMENT AND FINANCIAL INSTRUMENTS
Floating rate debt as a percentage of total debt outstanding	25.00%
Foreign Exchange Risk
RISK MANAGEMENT AND FINANCIAL INSTRUMENTS
Period to hedge a minimum level of foreign currency denominated earnings exposures	5 years
Interest rate contracts - short-term borrowings
RISK MANAGEMENT AND FINANCIAL INSTRUMENTS
Average swap rate (as a percent)	2.20%
Interest rate contracts - long-term debt
RISK MANAGEMENT AND FINANCIAL INSTRUMENTS
Average swap rate (as a percent)	3.40%
Equity contracts
RISK MANAGEMENT AND FINANCIAL INSTRUMENTS
Number of forms of stock-based compensation with equity price risk | item	1